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                                                           OMB APPROVAL
                         UNITED STATES               ---------------------------
               SECURITIES AND EXCHANGE COMMISSION    OMB Number: 3235-0058
                     WASHINGTON, D.C. 20549          Expires: January 31, 2002
                                                     Estimated average burden
                          FORM 12b-25                hours per response.... 2.5
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                  NOTIFICATION OF LATE FILING              SEC FILE NUMBER
                                                               0-25565
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(CHECK ONE): |_|Form 10-K |_|Form 11-K |_|Form 20-F |X|Form 10-Q |_|Form N-SAR


                            For Period Ended:           June 30, 2001
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  READ INSTRUCTIONS (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION
                 HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

quepasa.com, inc.
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Full Name of Registrant

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Former Name if Applicable

400 E. Van Buren, Fourth Floor,
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Address of Principal Executive Officer (Street and Number)

Phoenix, Arizona 85004
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City, State and Zip Code

PART II - RULES 12b-25b AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

          (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
          (b)    The subject annual report or semi-annual report/portion thereof
     /X/ will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report/portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
          (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 20-F, 10-Q or N-SAR or portion thereof, could not be filed within the prescribed time period.

     On August 6, 2001, the Registrant entered into a merger transaction with a privately held real estate development organization resulting in the Registrant's shareholders owning less than 50%

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     of the surviving company. In addition, over the past seven months, the
     Registrant has been involved with numerous discussions with the Securities and Exchange Commission in order to resolve certain issues in connection with previous periodic filings. Due to the time and energy devoted to these efforts and the prior reduction of the Registrant's workforce, management has been unable to devote the resources necessary to complete its Form 10-Q for the quarter ended June 30, 2001.



PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

        Jeffrey M. Knetsch               (303)                   223-1100
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              (Name)                  (Area Code)           (Telephone Number)

(2)      Have all other periodic reports required under
         Section 13 or 15(d) of the Securities Exchange       |_| Yes  |X| No
         Act of 1934 or Section 30 of the Investment
         Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                  2000 Annual Report on Form 10-K and 2001 Quarterly Report on Form 10-Q for the period ended March 31, 2001.
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(3)      Is it anticipated that any significant change in
         results of operations from the corresponding         |X| Yes  |_| No
         period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

        If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                 Since the first quarter of 2000, the Registrant has substantially reduced its workforce, which has resulted in decreased losses. The Registrant's projected loss for the second quarter of 2001 is approximately $800,000, compared with a loss of approximately $8 million in the second quarter of 2000.

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                                quepasa.com, inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:      August 16, 2001              By:    /s/ Robert J. Taylor
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                                               Robert J. Taylor
                                               Chief Financial Officer


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